SUPPLEMENTAL FINANCIAL INFORMATION (Details - Other expense) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Offsetting Assets [Line Items]
Other income expenses	$ (562)	$ 521
Bank Interest [Member]
Offsetting Assets [Line Items]
Other income expenses	172	2,511
Taxes [Member]
Offsetting Assets [Line Items]
Other income expenses	(1,144)	(800)
Foreign Currency Gain (Loss) [Member]
Offsetting Assets [Line Items]
Other income expenses	145	(1,190)
Other Expense [Member]
Offsetting Assets [Line Items]
Other income expenses	$ 265	$ 0